Vanguard® Strategic Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (3.7%)
	News Corp. Class B	1,331,079	21,151
	New York Times Co. Class A	729,089	20,342
*	Yelp Inc. Class A	693,164	19,249
	Interpublic Group of Cos. Inc.	570,449	15,704
*	Take-Two Interactive Software Inc.	124,322	15,233
	News Corp. Class A	923,115	14,382
*	Altice USA Inc. Class A	1,518,782	14,049
*	Iridium Communications Inc.	367,486	13,803
	Lumen Technologies Inc.	1,210,252	13,204
	Cable One Inc.	9,414	12,138
*	Live Nation Entertainment Inc.	118,684	9,801
*	Playtika Holding Corp.	707,301	9,365
*	Pinterest Inc. Class A	481,859	8,750
	Omnicom Group Inc.	126,117	8,022
	Cogent Communications Holdings Inc.	112,191	6,817
	Sinclair Broadcast Group Inc. Class A	306,928	6,261
*	PubMatic Inc. Class A	347,813	5,527
*	ZoomInfo Technologies Inc. Class A	153,454	5,101
	Fox Corp. Class B	128,272	3,810
*	Endeavor Group Holdings Inc. Class A	153,215	3,150
*	Bandwidth Inc. Class A	139,324	2,622
*	ZipRecruiter Inc. Class A	142,653	2,114
*	Madison Square Garden Sports Corp.	13,820	2,087
*,1	AMC Entertainment Holdings Inc. Class A	133,800	1,813
*	Radius Global Infrastructure Inc. Class A (XNMS)	94,366	1,440
*	Cinemark Holdings Inc.	90,037	1,352
*	Liberty Media Corp.- Liberty SiriusXM Class C	36,649	1,321
*	Cargurus Inc.	57,564	1,237
*	Vimeo Inc.	106,208	639
*	Loyalty Ventures Inc.	36,202	129
			240,613
Consumer Discretionary (10.8%)
	Service Corp. International	643,902	44,506
	Genuine Parts Co.	314,902	41,882
*	AutoNation Inc.	326,760	36,519
	PulteGroup Inc.	737,062	29,210
*	Ulta Beauty Inc.	72,214	27,837
	Tapestry Inc.	761,653	23,246
	LKQ Corp.	462,616	22,710
	Boyd Gaming Corp.	382,560	19,032
*	NVR Inc.	4,650	18,619
	Toll Brothers Inc.	408,774	18,231

		Shares	Market Value ($000)
*	Six Flags Entertainment Corp.	756,478	16,416
	Travel + Leisure Co.	405,045	15,724
*	Tri Pointe Homes Inc.	887,192	14,967
*	Expedia Group Inc.	156,465	14,838
*	Meritage Homes Corp.	202,117	14,653
	Columbia Sportswear Co.	202,985	14,530
	Winnebago Industries Inc.	298,832	14,511
	Signet Jewelers Ltd.	261,156	13,961
	Buckle Inc.	467,162	12,936
	Brunswick Corp.	191,573	12,525
	MGM Resorts International	410,635	11,888
*	SeaWorld Entertainment Inc.	262,055	11,578
*	Dollar Tree Inc.	74,148	11,556
	Group 1 Automotive Inc.	64,175	10,897
*	Skyline Champion Corp.	227,484	10,787
	Texas Roadhouse Inc. Class A	144,971	10,612
	Red Rock Resorts Inc. Class A	313,674	10,464
	Harley-Davidson Inc.	329,575	10,434
*	Stride Inc.	253,370	10,335
*	Under Armour Inc. Class C	1,342,200	10,174
*	Dave & Buster's Entertainment Inc.	309,147	10,134
	Macy's Inc.	516,821	9,468
*	Goodyear Tire & Rubber Co.	839,046	8,986
	Tractor Supply Co.	45,976	8,912
	Shutterstock Inc.	147,869	8,474
	Academy Sports & Outdoors Inc.	230,220	8,182
	Bath & Body Works Inc.	248,260	6,683
	H&R Block Inc.	176,334	6,228
*	WW International Inc.	957,941	6,121
*	Capri Holdings Ltd.	140,377	5,757
*	MarineMax Inc.	136,153	4,918
	Century Communities Inc.	107,068	4,815
	Steven Madden Ltd.	148,219	4,774
*	Etsy Inc.	64,948	4,755
*	Crocs Inc.	90,404	4,400
*	Asbury Automotive Group Inc.	25,244	4,275
*	Everi Holdings Inc.	259,747	4,236
	Williams-Sonoma Inc.	37,132	4,120
	Kohl's Corp.	112,060	3,999
*	Deckers Outdoor Corp.	14,889	3,802
	Wendy's Co.	200,718	3,790
	Dine Brands Global Inc.	57,695	3,755
	Patrick Industries Inc.	71,757	3,720
*	Cavco Industries Inc.	17,298	3,390
	Qurate Retail Inc. Series A	1,170,079	3,358
*	Abercrombie & Fitch Co. Class A	173,840	2,941
*	Revolve Group Inc.	96,049	2,489
	Aaron's Co. Inc.	166,515	2,423
*	Fox Factory Holding Corp.	29,688	2,391
*	Chegg Inc.	117,337	2,204
*	Brinker International Inc.	98,300	2,166
*	Stitch Fix Inc. Class A	393,901	1,946
	Thor Industries Inc.	24,441	1,826
*	American Axle & Manufacturing Holdings Inc.	200,272	1,508
*	Scientific Games Corp. Class A	30,936	1,454
	Hibbett Inc.	32,602	1,425
	ADT Inc.	230,979	1,420
	LCI Industries	12,609	1,411

		Shares	Market Value ($000)
*	Fossil Group Inc.	269,416	1,393
	Gentex Corp.	47,372	1,325
	Vail Resorts Inc.	6,009	1,310
*	XPEL Inc.	28,236	1,297
	Wyndham Hotels & Resorts Inc.	18,073	1,188
	Best Buy Co. Inc.	17,654	1,151
	PVH Corp.	19,797	1,126
*	Overstock.com Inc.	40,700	1,018
*	Tupperware Brands Corp.	117,461	745
			712,787
Consumer Staples (3.9%)
*	Darling Ingredients Inc.	495,134	29,609
	Bunge Ltd.	275,725	25,006
*	Pilgrim's Pride Corp.	662,934	20,703
	Ingles Markets Inc. Class A	215,908	18,730
*	Herbalife Nutrition Ltd.	803,741	16,437
	Ingredion Inc.	177,214	15,623
*	BJ's Wholesale Club Holdings Inc.	237,117	14,777
	Flowers Foods Inc.	493,282	12,983
	Medifast Inc.	68,945	12,445
*	Coty Inc. Class A	1,427,482	11,434
	Molson Coors Beverage Co. Class B	203,827	11,111
	Campbell Soup Co.	222,207	10,677
*	United Natural Foods Inc.	190,122	7,491
	Coca-Cola Consolidated Inc.	13,174	7,429
*	Hostess Brands Inc. Class A	325,526	6,904
	Lamb Weston Holdings Inc.	77,131	5,512
*	USANA Health Sciences Inc.	72,128	5,219
*	Hain Celestial Group Inc.	212,288	5,040
	Kellogg Co.	56,873	4,057
*	TreeHouse Foods Inc.	83,698	3,500
	Vector Group Ltd.	247,366	2,597
	Cal-Maine Foods Inc.	51,855	2,562
	Nu Skin Enterprises Inc. Class A	57,942	2,509
	Edgewell Personal Care Co.	69,309	2,393
	Energizer Holdings Inc.	53,990	1,531
	Church & Dwight Co. Inc.	14,748	1,367
*	BellRing Brands Inc.	49,341	1,228
			258,874
Energy (5.4%)
	Halliburton Co.	1,531,846	48,039
	Hess Corp.	442,291	46,856
	APA Corp.	1,206,134	42,094
	SM Energy Co.	700,728	23,958
	Occidental Petroleum Corp.	370,072	21,790
	Targa Resources Corp.	287,088	17,131
*	PBF Energy Inc. Class A	575,145	16,691
	Marathon Oil Corp.	732,852	16,474
	Plains GP Holdings LP Class A	1,492,017	15,398
*	Delek US Holdings Inc.	400,780	10,356
*	Southwestern Energy Co.	1,635,330	10,221
*	Talos Energy Inc.	654,045	10,118
	PDC Energy Inc.	158,015	9,735
*	Liberty Energy Inc. Class A	584,531	7,459
	Texas Pacific Land Corp.	4,902	7,294
*	Comstock Resources Inc.	531,135	6,416
*	Callon Petroleum Co.	150,754	5,910

		Shares	Market Value ($000)
*	Antero Resources Corp.	171,762	5,264
*	Denbury Inc.	82,406	4,943
	Equitrans Midstream Corp.	602,417	3,831
*	ProPetro Holding Corp.	373,770	3,738
*	Nabors Industries Ltd. (XNYS)	23,855	3,194
*	Kosmos Energy Ltd.	429,899	2,661
*	Gulfport Energy Corp.	32,950	2,620
*	NexTier Oilfield Solutions Inc.	247,722	2,356
*	W&T Offshore Inc.	544,323	2,351
	Oasis Petroleum Inc.	17,663	2,149
*	US Silica Holdings Inc.	139,717	1,596
	CVR Energy Inc.	42,571	1,426
	Northern Oil and Gas Inc.	55,941	1,413
	Diamondback Energy Inc.	9,713	1,177
*	Oceaneering International Inc.	104,409	1,115
			355,774
Financials (15.0%)
	W R Berkley Corp.	697,982	47,644
	Ally Financial Inc.	1,233,509	41,335
	Equitable Holdings Inc.	1,446,024	37,698
	Zions Bancorp NA	715,701	36,429
	Fidelity National Financial Inc.	898,231	33,199
	Walker & Dunlop Inc.	321,534	30,977
	KKR & Co. Inc.	661,815	30,635
	MGIC Investment Corp.	2,429,774	30,615
	Hartford Financial Services Group Inc.	450,494	29,476
	Radian Group Inc.	1,429,257	28,085
	Comerica Inc.	378,369	27,765
	Hanover Insurance Group Inc.	180,951	26,464
	Primerica Inc.	218,771	26,185
	PacWest Bancorp	897,734	23,934
	Stifel Financial Corp.	425,657	23,845
	Evercore Inc. Class A	229,144	21,450
	SLM Corp.	1,297,613	20,684
	Invesco Ltd.	1,266,542	20,429
	Essent Group Ltd.	522,702	20,333
	First BanCorp. (XNYS)	1,460,330	18,853
	Western Alliance Bancorp	255,800	18,059
	Everest Re Group Ltd.	64,245	18,007
	Synovus Financial Corp.	498,683	17,977
	First Citizens BancShares Inc. Class A	27,082	17,706
	Bank OZK	449,870	16,884
	First Republic Bank	116,789	16,841
	CNO Financial Group Inc.	868,583	15,713
	Regions Financial Corp.	816,463	15,309
*	Brighthouse Financial Inc.	324,139	13,296
	Carlyle Group Inc.	419,184	13,271
	FNB Corp.	1,182,812	12,845
	Old Republic International Corp.	528,194	11,810
	International Bancshares Corp.	294,400	11,800
	Virtu Financial Inc. Class A	500,707	11,722
	Hancock Whitney Corp.	258,582	11,463
	Synchrony Financial	414,781	11,456
*	LendingClub Corp.	961,768	11,243
	Axis Capital Holdings Ltd.	196,724	11,231
	American Financial Group Inc.	80,777	11,213
	Kinsale Capital Group Inc.	45,465	10,441
	Wintrust Financial Corp.	122,092	9,786

		Shares	Market Value ($000)
	Cboe Global Markets Inc.	86,069	9,742
	Popular Inc.	124,535	9,580
	Loews Corp.	159,766	9,468
	OneMain Holdings Inc.	247,490	9,251
*	Arch Capital Group Ltd.	194,514	8,848
	Jefferies Financial Group Inc.	318,069	8,785
	Associated Banc-Corp.	390,535	7,131
	Affiliated Managers Group Inc.	54,877	6,399
	Old National Bancorp	369,722	5,468
	First American Financial Corp.	98,110	5,192
	UMB Financial Corp.	55,024	4,738
	Columbia Banking System Inc.	155,548	4,456
*	SVB Financial Group	10,938	4,320
	Nasdaq Inc.	22,808	3,479
	SEI Investments Co.	61,056	3,298
	Brightsphere Investment Group Inc.	173,942	3,133
	Assured Guaranty Ltd.	38,319	2,138
	Navient Corp.	151,337	2,117
	East West Bancorp Inc.	31,610	2,048
*	Credit Acceptance Corp.	3,548	1,680
*	Mr Cooper Group Inc.	44,176	1,623
	First Hawaiian Inc.	69,187	1,571
	Simmons First National Corp. Class A	70,986	1,509
	Eagle Bancorp Inc.	28,582	1,355
	KeyCorp.	77,167	1,330
	Fifth Third Bancorp	35,931	1,207
			983,974
Health Care (12.4%)
	West Pharmaceutical Services Inc.	153,308	46,356
	AmerisourceBergen Corp. Class A	320,806	45,388
	Chemed Corp.	87,702	41,166
	Bruker Corp.	613,988	38,534
	Laboratory Corp. of America Holdings	149,104	34,944
*	AMN Healthcare Services Inc.	284,640	31,228
*	Medpace Holdings Inc.	207,406	31,042
*	IQVIA Holdings Inc.	135,568	29,417
*	Alkermes plc	916,913	27,315
*	ABIOMED Inc.	110,034	27,235
*	Veeva Systems Inc. Class A	128,731	25,494
*	Sarepta Therapeutics Inc.	317,371	23,790
*	Mettler-Toledo International Inc.	17,934	20,602
*	Incyte Corp.	262,951	19,976
*	Charles River Laboratories International Inc.	92,027	19,691
*	DaVita Inc.	189,040	15,116
*	United Therapeutics Corp.	59,563	14,035
*	Tenet Healthcare Corp.	265,379	13,948
*	Hologic Inc.	199,193	13,804
*	STAAR Surgical Co.	190,755	13,530
*	ImmunoGen Inc.	2,896,524	13,034
*	Shockwave Medical Inc.	60,311	11,530
*	Deciphera Pharmaceuticals Inc.	848,378	11,156
*	Allscripts Healthcare Solutions Inc.	726,714	10,777
*,1	Intercept Pharmaceuticals Inc.	750,460	10,364
*	PTC Therapeutics Inc.	239,529	9,596
*	Tandem Diabetes Care Inc.	152,712	9,039
	Quest Diagnostics Inc.	65,665	8,732
*	Avantor Inc.	280,636	8,728
*	ACADIA Pharmaceuticals Inc.	616,774	8,690

		Shares	Market Value ($000)
	Cardinal Health Inc.	162,027	8,469
*	Enanta Pharmaceuticals Inc.	167,247	7,906
*	Ionis Pharmaceuticals Inc.	211,811	7,841
*	Myriad Genetics Inc.	386,028	7,014
*	Inspire Medical Systems Inc.	37,003	6,759
	DENTSPLY SIRONA Inc.	184,082	6,577
*	Exelixis Inc.	281,608	5,863
*	QuidelOrtho Corp.	59,164	5,750
*	Novavax Inc.	108,657	5,588
*	MEDNAX Inc.	261,975	5,504
*	NuVasive Inc.	97,967	4,816
*	Vir Biotechnology Inc.	177,921	4,532
*	Merit Medical Systems Inc.	81,161	4,405
*	Masimo Corp.	32,955	4,306
*	ICU Medical Inc.	26,059	4,284
*	Integra LifeSciences Holdings Corp.	78,757	4,255
*	Agenus Inc.	2,177,755	4,225
*	Nektar Therapeutics Class A	1,046,070	3,975
*	Henry Schein Inc.	48,864	3,750
*	Lantheus Holdings Inc.	55,972	3,696
*	Theravance Biopharma Inc.	389,911	3,533
*	GoodRx Holdings Inc. Class A	555,753	3,290
*	Corcept Therapeutics Inc.	135,842	3,230
*	Prestige Consumer Healthcare Inc.	54,373	3,197
*	Arrowhead Pharmaceuticals Inc.	89,007	3,134
*	Option Care Health Inc.	112,694	3,132
*	Glaukos Corp.	66,787	3,033
*,1	Clovis Oncology Inc.	1,679,012	3,022
*	Endo International plc	6,022,941	2,805
*	2seventy bio Inc.	210,012	2,772
*	Inovio Pharmaceuticals Inc.	1,501,102	2,597
*	Syneos Health Inc.	34,615	2,481
*	Multiplan Corp.	447,287	2,456
*	Nevro Corp.	55,322	2,425
*	Figs Inc. Class A	239,243	2,180
*	Maravai LifeSciences Holdings Inc. Class A	74,689	2,122
*	Atea Pharmaceuticals Inc.	278,408	1,977
*	Cara Therapeutics Inc.	215,399	1,967
*	Sangamo Therapeutics Inc.	467,930	1,937
*	TG Therapeutics Inc.	437,093	1,858
*	Editas Medicine Inc. Class A	143,834	1,702
*	Co-Diagnostics Inc.	289,221	1,623
*	iTeos Therapeutics Inc.	76,718	1,580
*	Puma Biotechnology Inc.	540,434	1,540
*	Zymeworks Inc.	288,485	1,529
*	Health Catalyst Inc.	104,171	1,509
*	Haemonetics Corp.	23,110	1,506
*	Rigel Pharmaceuticals Inc.	1,318,144	1,489
*	Travere Thrapeutics Inc.	56,484	1,369
*	Community Health Systems Inc.	331,307	1,242
*	Bridgebio Pharma Inc.	132,154	1,200
*	Emergent BioSolutions Inc.	33,247	1,032
*	Joint Corp.	66,951	1,025
*	Prothena Corp. plc	37,057	1,006
*	MacroGenics Inc.	326,422	963
*	Seres Therapeutics Inc.	195,204	670
*	Akebia Therapeutics Inc.	1,833,311	647

		Shares	Market Value ($000)
*	Organogenesis Holdings Inc. Class A	116,256	567
			819,119
Industrials (13.5%)
	WW Grainger Inc.	124,321	56,495
*	United Rentals Inc.	177,872	43,207
	Allison Transmission Holdings Inc.	1,109,545	42,662
	Owens Corning	551,838	41,007
	Dover Corp.	325,574	39,499
	Robert Half International Inc.	498,674	37,346
*	Atkore Inc.	398,599	33,088
	AGCO Corp.	320,166	31,600
*	CACI International Inc. Class A	111,966	31,550
	Rush Enterprises Inc. Class A	549,336	26,478
	ManpowerGroup Inc.	337,189	25,765
	Triton International Ltd.	478,068	25,170
	Ryder System Inc.	324,376	23,050
	UFP Industries Inc.	293,803	20,020
	Boise Cascade Co.	320,135	19,045
	Expeditors International of Washington Inc.	193,302	18,839
	Korn Ferry	321,450	18,650
*	Univar Solutions Inc.	734,211	18,260
	GrafTech International Ltd.	2,449,929	17,321
	EMCOR Group Inc.	168,046	17,302
	Wabash National Corp.	1,183,418	16,071
	Terex Corp.	586,907	16,064
	Matson Inc.	214,060	15,601
	JB Hunt Transport Services Inc.	97,255	15,315
*	Builders FirstSource Inc.	272,019	14,607
	Booz Allen Hamilton Holding Corp. Class A	160,683	14,519
*	Alaska Air Group Inc.	356,055	14,260
*	Clean Harbors Inc.	151,582	13,289
	Acuity Brands Inc.	78,221	12,049
	MDU Resources Group Inc.	409,652	11,056
*	Copart Inc.	100,311	10,900
	AECOM	142,934	9,322
	Encore Wire Corp.	87,539	9,097
	Fortune Brands Home & Security Inc.	114,190	6,838
*	TrueBlue Inc.	360,610	6,455
*	Saia Inc.	33,607	6,318
*	ASGN Inc.	69,179	6,243
	IDEX Corp.	33,538	6,091
*	Aerojet Rocketdyne Holdings Inc.	148,273	6,020
	Tetra Tech Inc.	43,845	5,987
	ArcBest Corp.	83,737	5,893
	Spirit AeroSystems Holdings Inc. Class A	190,871	5,592
	Primoris Services Corp.	223,004	4,853
	Ennis Inc.	238,646	4,828
	Huntington Ingalls Industries Inc.	21,287	4,637
*	SkyWest Inc.	212,662	4,519
	Lincoln Electric Holdings Inc.	36,550	4,509
	Mueller Industries Inc.	74,886	3,991
	Old Dominion Freight Line Inc.	13,689	3,508
*	Driven Brands Holdings Inc.	117,673	3,241
	Esab Corp.	68,394	2,992
*	MYR Group Inc.	33,729	2,973
*	Hub Group Inc. Class A	39,154	2,778
	Watts Water Technologies Inc. Class A	21,211	2,606
	BWX Technologies Inc.	46,913	2,584

		Shares	Market Value ($000)
	Brink's Co.	41,811	2,538
*	GEO Group Inc.	358,276	2,365
*	Quad/Graphics Inc.	845,269	2,324
*	TriNet Group Inc.	29,935	2,324
	Donaldson Co. Inc.	47,743	2,298
	Genco Shipping & Trading Ltd.	117,466	2,269
	ABM Industries Inc.	51,895	2,253
	Applied Industrial Technologies Inc.	21,695	2,086
	Simpson Manufacturing Co. Inc.	16,888	1,699
	Pitney Bowes Inc.	446,084	1,615
	EnerSys	25,573	1,508
*	United Airlines Holdings Inc.	29,380	1,041
			886,280
Information Technology (14.9%)
	CDW Corp.	324,347	51,104
*	Dropbox Inc. Class A	1,945,194	40,830
*	Arrow Electronics Inc.	362,130	40,591
	Jabil Inc.	791,218	40,518
*	Synopsys Inc.	130,351	39,588
*	Cadence Design Systems Inc.	263,200	39,488
*	Manhattan Associates Inc.	307,336	35,221
*	Nutanix Inc. Class A	2,344,181	34,295
*	Gartner Inc.	136,246	32,948
	Avnet Inc.	750,719	32,191
*	Cirrus Logic Inc.	430,425	31,223
*	ON Semiconductor Corp.	596,481	30,009
*	Splunk Inc.	320,785	28,377
*	Flex Ltd.	1,890,168	27,351
	Amkor Technology Inc.	1,496,563	25,367
*	CommScope Holding Co. Inc.	4,008,084	24,530
*	Fair Isaac Corp.	56,182	22,523
	CSG Systems International Inc.	365,059	21,787
*	Box Inc. Class A	792,523	19,924
*	EPAM Systems Inc.	66,021	19,462
*	Fortinet Inc.	329,126	18,622
*	Teradata Corp.	455,108	16,844
*	Pure Storage Inc. Class A	637,325	16,386
*	GoDaddy Inc. Class A	225,107	15,658
*	MaxLinear Inc.	452,097	15,362
*	Zebra Technologies Corp. Class A	50,585	14,869
*	RingCentral Inc. Class A	257,622	13,463
*	Unisys Corp.	1,001,495	12,048
*	Everbridge Inc.	427,576	11,925
*	CommVault Systems Inc.	189,071	11,893
*	Domo Inc. Class B	362,915	10,089
	Kulicke & Soffa Industries Inc.	231,700	9,919
*	Diodes Inc.	151,132	9,759
*	SMART Global Holdings Inc.	538,756	8,819
*	Extreme Networks Inc.	973,556	8,684
*	Western Digital Corp.	177,386	7,952
	Xerox Holdings Corp.	535,076	7,946
	Monolithic Power Systems Inc.	19,990	7,677
*	Axcelis Technologies Inc.	120,582	6,613
*	Elastic NV	97,231	6,580
	Concentrix Corp.	48,395	6,564
*	Ultra Clean Holdings Inc.	220,363	6,560
*	Kyndryl Holdings Inc.	665,128	6,505
*	Ciena Corp.	141,708	6,476

		Shares	Market Value ($000)
*	ExlService Holdings Inc.	43,319	6,382
*	Alarm.com Holdings Inc.	102,473	6,339
*	Toast Inc. Class A	478,799	6,196
*	8x8 Inc.	1,194,567	6,152
*	Yext Inc.	1,206,097	5,765
*	MongoDB Inc. Class A	19,562	5,076
*	Alpha & Omega Semiconductor Ltd.	149,377	4,980
	Maximus Inc.	70,131	4,384
*	LivePerson Inc.	305,348	4,318
	Pegasystems Inc.	88,115	4,215
*	Ichor Holdings Ltd.	161,689	4,201
*	Cohu Inc.	150,948	4,189
*	Semtech Corp.	66,867	3,676
*	AvidXchange Holdings Inc.	541,434	3,324
*	DXC Technology Co.	100,406	3,043
*	Fabrinet	30,349	2,461
	Juniper Networks Inc.	81,232	2,315
*	MACOM Technology Solutions Holdings Inc. Class H	43,328	1,997
*	Payoneer Global Inc.	494,063	1,937
	Hewlett Packard Enterprise Co.	126,589	1,679
*	Avaya Holdings Corp.	724,251	1,622
*	HubSpot Inc.	4,977	1,496
*	Photronics Inc.	74,439	1,450
*	Super Micro Computer Inc.	34,699	1,400
			983,137
Materials (5.3%)
	Packaging Corp. of America	305,202	41,965
	Reliance Steel & Aluminum Co.	240,845	40,910
	CF Industries Holdings Inc.	371,228	31,825
	Mosaic Co.	533,763	25,210
	Louisiana-Pacific Corp.	366,222	19,194
	Olin Corp.	410,187	18,984
	Albemarle Corp.	79,416	16,596
	Westlake Corp.	158,808	15,566
	Chemours Co.	439,617	14,077
	Warrior Met Coal Inc.	457,510	14,004
	Huntsman Corp.	485,873	13,775
	Westrock Co.	322,278	12,840
	Greif Inc. Class A	190,188	11,864
	Commercial Metals Co.	346,930	11,483
*	O-I Glass Inc.	819,103	11,467
	Steel Dynamics Inc.	133,172	8,809
	Alcoa Corp.	174,019	7,932
*	TimkenSteel Corp.	363,535	6,802
	Celanese Corp. Class A	54,285	6,385
	Eastman Chemical Co.	48,367	4,342
	Tronox Holdings plc Class A	212,612	3,572
	Sylvamo Corp.	93,952	3,070
	Sensient Technologies Corp.	35,973	2,898
	Sonoco Products Co.	47,280	2,697
	Balchem Corp.	13,422	1,741
	Schnitzer Steel Industries Inc. Class A	35,635	1,170
			349,178
Real Estate (9.0%)
	Extra Space Storage Inc.	331,999	56,480
	Life Storage Inc.	396,761	44,302
	Gaming and Leisure Properties Inc.	825,197	37,844

		Shares	Market Value ($000)
	CubeSmart	870,542	37,190
	Camden Property Trust	269,901	36,296
	Brixmor Property Group Inc.	1,674,709	33,846
	Invitation Homes Inc.	930,237	33,098
	National Retail Properties Inc.	611,582	26,298
	STORE Capital Corp.	941,122	24,544
	Spirit Realty Capital Inc.	644,811	24,361
	Sabra Health Care REIT Inc.	1,714,173	23,947
	Mid-America Apartment Communities Inc.	115,773	20,222
	Highwoods Properties Inc.	574,783	19,652
	Lamar Advertising Co. Class A	197,509	17,375
	PotlatchDeltic Corp.	343,407	15,175
	National Storage Affiliates Trust	284,768	14,258
	Piedmont Office Realty Trust Inc. Class A	929,191	12,191
*	Xenia Hotels & Resorts Inc.	800,179	11,627
	Outfront Media Inc.	611,906	10,372
	EPR Properties	199,176	9,347
	SITE Centers Corp.	685,882	9,239
	WP Carey Inc.	110,361	9,145
	Essential Properties Realty Trust Inc.	424,778	9,128
	Apple Hospitality REIT Inc.	560,495	8,222
*	DiamondRock Hospitality Co.	754,945	6,198
	Universal Health Realty Income Trust	94,854	5,047
	Kite Realty Group Trust	270,317	4,674
	Brandywine Realty Trust	428,690	4,133
	Regency Centers Corp.	49,745	2,950
	Uniti Group Inc.	296,225	2,790
	Tanger Factory Outlet Centers Inc.	187,588	2,668
	Kilroy Realty Corp.	50,879	2,662
	Park Hotels & Resorts Inc.	195,403	2,652
	First Industrial Realty Trust Inc.	54,630	2,594
	RLJ Lodging Trust	215,196	2,374
	Federal Realty Investment Trust	21,422	2,051
	Paramount Group Inc.	239,341	1,730
	Apartment Income REIT Corp.	32,287	1,343
*	Redfin Corp.	116,425	959
			588,984
Utilities (5.6%)
	NiSource Inc.	1,701,017	50,163
	Evergy Inc.	726,903	47,431
	National Fuel Gas Co.	526,298	34,762
	AES Corp.	1,631,395	34,276
	Vistra Corp.	1,080,386	24,687
	Constellation Energy Corp.	389,710	22,315
	UGI Corp.	537,250	20,743
	Portland General Electric Co.	375,373	18,142
	FirstEnergy Corp.	459,343	17,634
	Hawaiian Electric Industries Inc.	417,788	17,088
	PPL Corp.	527,605	14,314
	Pinnacle West Capital Corp.	168,319	12,308
	NRG Energy Inc.	301,157	11,495
	New Jersey Resources Corp.	224,521	9,998
	DTE Energy Co.	66,936	8,484
	Alliant Energy Corp.	127,065	7,447
	CMS Energy Corp.	105,561	7,125
	ALLETE Inc.	67,169	3,948
	IDACORP Inc.	34,566	3,661
	Ameren Corp.	19,304	1,744

		Shares	Market Value ($000)
	American States Water Co.	18,944	1,544
	Essential Utilities Inc.	30,651	1,405
			370,714
Total Common Stocks (Cost $6,466,196)			6,549,434
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 1.417% (Cost $26,445)	264,581	26,450
Total Investments (99.9%) (Cost $6,492,641)			6,575,884
Other Assets and Liabilities—Net (0.1%)			3,336
Net Assets (100%)			6,579,220
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,341,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $12,831,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2022	130	11,102	(28)
E-Mini S&P 500 Index	September 2022	53	10,042	28
E-mini S&P Mid-Cap 400 Index	September 2022	49	11,113	(63)
				(63)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.